Other Long-Term Liabilities - Share-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	$ 620	$ 780	$ 832
Share-based compensation expense	180	279	491
Cash payment for stock options surrendered and PSUs vested	(94)	(84)	(110)
Transferred to common shares	(273)	(358)	(435)
Other	0	3	2
Balance – end of year	433	620	780
Liabilities from share-based payment transactions	433	620	780
Less: current portion	312	463	538
Non-current liabilities from share-based payment arrangements	$ 121	$ 157	$ 242